Cover Page Document	May 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2021
Entity Registrant Name	MODEL N, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35840
Entity Tax Identification Number	77-0528806
Entity Address, Address Line One	777 Mariners Island Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	610-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00015 per share
Trading Symbol	MODN
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001118417
Amendment Flag	false